CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Operating Activities:
Net income		$ 1,588	$ 1,869
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		734	801
Deferred income tax expense		734	0
Amortization of fair value adjustments		272	79
Provision for loan losses		0	600
Proceeds from mortgage loans held for sale		153,876	130,729
Originations of mortgage loans held for sale		(148,696)	(164,156)
Share-based compensation expense		420	572
Net amortization of premiums and accretion of discounts on investment securities available for sale		59	355
Income from bank-owned life insurance		(349)	(349)
Gain on sale of investment securities available for sale	[1]	0	(112)
Impairments and gains and losses on sales of other real estate owned and repossessed assets		(177)	858
Impairments and gains and losses on sales of premises and equipment		0	14
Changes in:
Interest receivable		(189)	294
Other assets		(3,149)	(1,336)
Interest payable		18	22
Other liabilities		6,182	1,040
Net cash provided by (used in) operating activities		11,323	(28,720)
Investing Activities:
Proceeds from maturities and calls of investment securities available for sale		8,892	8,069
Proceeds from sale of investment securities available for sale		0	61,178
Purchase of investment securities available for sale		(8,000)	0
Proceeds from sale of restricted equity securities		4,122	2,121
Purchase of restricted equity securities		(6,299)	(196)
Proceeds from sale of premises and equipment		0	5
Purchase of premises and equipment		(108)	(140)
Net (increase) decrease in loans		18,254	(111,623)
Proceeds from sale of other real estate owned and repossessed assets, net		5,107	3,183
Net cash provided by (used in) investing activities		21,968	(37,403)
Financing Activities:
Net increase (decrease) in deposits		(20,887)	102,070
Repayments of short term Federal Home Loan Bank borrowings		(14,000)	0
Repayments of long term Federal Home Loan Bank borrowings		0	(40,000)
Repurchase of common stock in the settlement of restricted stock units		(45)	1
Distributed non-controlling interest		(173)	(173)
Net cash provided by (used in) financing activities		(35,105)	61,898
Decrease in cash and cash equivalents		(1,814)	(4,225)
Cash and cash equivalents at beginning of period		63,746	103,619
Cash and cash equivalents at end of period		61,932	99,394
Supplemental cash flow information:
Cash paid for interest		3,070	3,001
Cash paid for income taxes		0	3
Supplemental non-cash information:
Change in unrealized gain on securities available for sale		1,208	1,804
Transfer from other real estate owned and repossessed assets to loans		545	594
Transfer from loans to other real estate owned and repossessed assets		993	798
Transfer from premises and equipment to other real estate owned and repossessed assets		$ 734	$ 0

[1]	Includes $0 and $112 accumulated other comprehensive income reclassifications for unrealized net gains on available for sale securities during the three months ended March 31, 2016 and 2015, respectively.